Document and Entity Information	Feb. 19, 2021
Cover [Abstract]
Entity Registrant Name	ESCALADE INC
Amendment Flag	true
Entity Central Index Key	0000033488
Document Type	8-K/A
Document Period End Date	Feb. 19, 2021
Entity Incorporation State Country Code	IN
Entity File Number	0-6966
Entity Tax Identification Number	13-2739290
Entity Address, Address Line One	817 Maxwell Avenue
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47711
City Area Code	(812)
Local Phone Number	467-1358
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	ESCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed, on February 22, 2021, Escalade, Incorporated (“Escalade” or the “Company”) announced that Scott J. Sincerbeaux, its President and Chief Executive Officer had resigned from all of his positions with Escalade, including as Chief Executive Officer and President and as a director, on terms being mutually agreed upon by the Company and Mr. Sincerbeaux, effective February 19, 2021 (“Employment End Date”). On March 4, 2021, as contemplated by the Executive Severance Agreement effective as of April 27, 2020 between the Company and Mr. Sincerbeaux, the parties entered into a Waiver, Release, Non-Competition, Non-Solicitation and Non-Disclosure Agreement (the “Separation Agreement”) attached hereto as Exhibit 10.1. The material terms of the Separation Agreement provide that: (a) the Company will pay Mr. Sincerbeaux an amount equal to his one year base salary in bi-weekly pro rata installments over a period of twelve months commencing as of the Employment End Date; (b) the Company accelerated the vesting of 11,667 of his unvested shares of restricted stock and accelerated the vesting and settlement of 15,223 of his unvested restricted stock units upon the execution of the Separation Agreement, and all other 23,333 unvested shares of restricted stock and 30,446 unvested restricted stock units were deemed terminated and forfeited as of the Employment End Date; (c) the Company will pay him incentive compensation for the portion of fiscal year 2021 prior to the Employment End Date in the amount of $126,000, less required withholdings, at the time that the Company makes the first bi-weekly base salary payment in accordance with clause (a) above, such 2021 incentive compensation payment to be the only such incentive compensation payment that Mr. Sincerbeaux will receive for fiscal year 2021; and (d) with respect to Mr. Sincerbeaux and his family members who were covered by the Company’s medical plan as of the Employment End Date, he and those family members shall be entitled to continue to participate in the Company’s medical plan in the same manner as then participating and the Company will pay the applicable premiums on his behalf for the twelve months following the Employment End Date and, after the expiration of such twelve months period, he will be responsible for all such premiums for any additional periods of time for which such health care benefits may continue to be available under the provisions of the Consolidated Omnibus Budget Reconciliation Act or any substantially equivalent successor law (“COBRA”). The Company previously paid to Mr. Sincerbeaux his base salary through the Employment End Date and his incentive compensation relating to the Company’s 2020 fiscal year. Also as previously disclosed, on February 19, 2021, the Board of Directors of Escalade appointed Walter P. Glazer, Jr. as Escalade’s Interim Chief Executive Officer and President effective immediately. Mr. Glazer, age 62, has served as a director at Escalade since 2015 and has served as Chairman of the Board of Directors at Escalade since May of 2018, and he will continue in that role in addition to being Chief Executive Officer and President. Mr. Glazer has served as Chief Executive Officer with Speedball Art Products Company since 1997. Mr. Glazer has no family relationship with any other executive officer or director of Escalade. Mr. Glazer has not been involved in any related party transaction with Escalade.